COMMON STOCK AND COMMON STOCK WARRANTS (Details) $ / shares in Units, $ in Millions			1 Months Ended				12 Months Ended
	Dec. 26, 2014 USD ($) $ / shares shares	Oct. 26, 2012 USD ($) $ / item shares	Nov. 30, 2015 shares	Apr. 30, 2015 shares	Feb. 28, 2015 shares	May 31, 2013 USD ($)	Dec. 31, 2015 Vote $ / shares $ / item shares	Dec. 31, 2014 USD ($) $ / shares $ / item shares	Dec. 31, 2013 $ / shares $ / item shares	Nov. 02, 2015 USD ($) shares	Oct. 29, 2015 $ / shares
Shares issued, stock awards (in shares)							1,139,403	439,408
Number shares issued upon conversion				2,600,000	2,600,000		2,625,000
Private Placement (in shares)			13.3
Share price (in dollars per share) | $ / shares							$ 0.20	$ 0.64			$ 0.29
Shares issued due to exercise of options for cash								20,000
Number of Shares Under Warrants
Balance of number of shares under warrants outstanding as at the beginning of the period							9,535,000	1,000,000	11,000,000
Issuance of new warrants							80,000,000	8,535,000
Expiration of warrants									(10,000,000)
Balance of number of shares under warrants outstanding as at the end of the period							89,535,000	9,535,000	1,000,000
Exercise Price
Exercise price of warrants outstanding as at the beginning of the period (in dollars per share) | $ / shares								$ 5.00
Shares authorized (in shares)							650,000,000	200,000,000
Par or stated value of common stock (in dollars per share) | $ / shares							$ 0.001	$ 0.001
Number of votes per share | Vote							1
Ownership percentage required to control board of directors (as a percent)							50.00%
Exercise price of warrants outstanding as at the end of the period (in dollars per share) | $ / shares							$ 0.60		$ 5.00
Exercise price of new warrants issued (in dollars per share) | $ / item							0.50	1.00
Exercise price of warrants expired (in dollars per share) | $ / item									4.23
Options exercised, cash amount | $								$ 0.1
Shares exchanged in a cashless exercise								250,000
Shares issued upon exercise, cashless								46,165
Convertible Senior Notes.
Number shares issued upon conversion				2,600,000			2,625,000
Warrants
Exercise Price
Expiration Term							1 year
Exercise price of warrants outstanding as at the end of the period (in dollars per share) | $ / shares							$ 5.00
Warrants | Convertible Senior Notes.
Number of warrants issued in private placement of its senior convertible notes	8,500,000						8,500,000
Share price (in dollars per share) | $ / shares	$ 1.00
Exercise Price
Exercise price of warrants outstanding as at the beginning of the period (in dollars per share) | $ / shares							$ 1.00
Exercise price of warrants outstanding as at the end of the period (in dollars per share) | $ / shares								$ 1.00
Exercise price of warrants exercised for cash (in dollars per share) | $ / item							1.00
Fair value of warrants issued | $	$ 0.8
AMER International Group | Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										80,000,000
Exercise Price
Fair value of warrants issued | $										$ 0.5
Hanlong Mining Investment Inc
Number of Shares Under Warrants
Issuance of new warrants		10,000,000
Exercise Price
Exercise price of new warrants issued (in dollars per share) | $ / item		4.23
Fair value of warrants issued | $		$ 12.4
Hanlong Mining Investment Inc | Hanlong Subordinated Debt Facility
Exercise Price
Non-cash charges related to termination of facility | $						$ 11.5
Minimum
Exercise Price
Exercise price of warrants outstanding as at the beginning of the period (in dollars per share) | $ / shares							$ 1.00		$ 4.23
Exercise price of warrants outstanding as at the end of the period (in dollars per share) | $ / shares								1.00
Maximum
Exercise Price
Exercise price of warrants outstanding as at the beginning of the period (in dollars per share) | $ / shares							$ 5.00		$ 5.00
Exercise price of warrants outstanding as at the end of the period (in dollars per share) | $ / shares								$ 5.00